Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis	Dec. 31, 2021 USD ($)
Level 1 [Member] | Marketable securities held in Trust Account [Member]
Assets:
Assets	$ 230,014,425
Level 1 [Member] | Warrant Liability – Public Warrants [Member]
Liabilities:
Liabilities	9,200,000
Level 2 [Member] | Warrant Liability – Private Placement Warrants [Member]
Liabilities:
Liabilities	$ 5,280,000